FINANCIAL ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Impairment loss on financial assets	$ 1,500		$ 1,500	$ 0	$ 0
Strategic partnership with imaware, Inc. [Member]
Disclosure of financial assets [line items]
Convertible Note Investment		$ 1,500
Agreement Term		5-year
Issue of convertible instruments			700
Accrued Liability			800
Impairment loss on financial assets			$ 1,500